SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Schedule of assets and liabilities measured and recognized at fair value

The following table presents assets and liabilities that were measured and recognized at fair value as of June 30, 2018 on a recurring basis:

Description	Level 1	Level 2	Level 3
None	$-	$-	$-

The following table presents assets and liabilities that were measured and recognized at fair value as of September 30, 2017 on a recurring basis:

Description	Level 1	Level 2	Level 3
None	$-	$-	$-

The following table presents assets and liabilities that were measured and recognized at fair value as of September 30, 2017 on a recurring basis:

Description	Level 1	Level 2	Level 3
None	$-	$-	$-

The following table presents assets and liabilities that were measured and recognized at fair value as of September 30, 2016 on a recurring basis:

Description	Level 1	Level 2	Level 3
None	$-	$-	$-